Derivative Financial Instruments - Cash Flow Hedges Gains (Losses) in AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Cash flow hedge gain (loss) in accumulated other comprehensive loss, beginning balance	$ (1,561)	$ 0
Effective portion of change in fair value of hedging instruments		(1,623)
Discontinuation of hedge accounting due to hedge ineffectiveness	201	62
Early termination of derivative contracts	1,360	(1,561)
Cash flow hedge gain (loss) in accumulated other comprehensive loss, ending balance	$ 0	$ (1,561)